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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2003
                                                --------------------------------

Check here if Amendment  [_]; Amendment Number: _____________

  This Amendment (Check only one.):       [_]   is a restatement.
                                          [_]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Whitebox Advisors, LLC
              -------------------------------------------
Address:       3033 Excelsior Boulevard
              -------------------------------------------
               Suite 300
              -------------------------------------------
               Minneapolis, MN 55416
              -------------------------------------------

Form 13F File Number:  28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Jonathan D. Wood
              ---------------------------------------------
Title:         Chief Financial Officer
              ---------------------------------------------
Phone:         (612) 253-6001
              ---------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Jonathan Wood         Minneapolis, Minnesota        February 13, 2002
------------------------   ----------------------------  -----------------------
[Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           6
                                            -------------------------------

Form 13F Information Table Entry Total:      135
                                             ------------------------------

Form 13F Information Table Value Total:     $1,094,596
                                             ------------------------------
                                                    (thousands)

List of Other Included Managers:

Whitebox Combined Advisors, LLC
Whitebox Convertible Arbitrage Advisors, LLC
Whitebox Beta Group, LLC
Whitebox Hedged High Yield Advisors, LLC
Whitebox Statistical Arbitrage Advisors, LLC
Pandora Select Advisors, LLC

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
                                                                                                                   Investmt
     Name of Issuer              Title of Class      CUSIP    Value (x$1000)  Shares/PRN Amount SH/ PRN  Put / Call Dscretn
Aep Industries Inc                 Common          001031103       372                   33,880 SH                   Sole
Alaska Comm Systems                Common          01167P101       717                  163,790 SH                   Sole
Allergan Inc                       Convertible     018490AE2    21,747               21,500,000 PRN                  Sole
Alliance Imaging Inc               Common          018606202     1,063                  265,000 SH                   Sole
Johnson & Johnson                  Convertible     02261WAB5    66,716               89,312,000 PRN                  Sole
American Greetings Corp            Convertible     026375AJ4    31,927               18,750,000 PRN                  Sole
Amkor Technology Inc               Common          031652100       618                   36,000 SH                   Sole
Archstone Smith TR                 Common          039583109     1,732                   62,300 SH                   Sole
Bp Amoco Plc                       ADR             055622104     8,561                  180,000 SH                   Sole
Bank Of America Corp               Common          060505104       163                    2,000 SH                   Sole
Bank New York Inc                  Common          064057102     7,938                  250,000 SH                   Sole
Barnes & Noble Inc                 Convertible     067774AD1    10,801               10,000,000 PRN                  Sole
Be Aerospace Inc                   Common          073302101       138                   26,000 SH                   Sole
Carnival Corp                      Convertible     143658AS1    56,248               72,500,000 PRN                  Sole
Carramerica Realty Corp            Common          144418100     1,985                   60,900 SH                   Sole
Cell Therapeutic Inc               Convertible     150934AD9     1,102                1,000,000 PRN                  Sole
Cendant Corp                       Convertible     151313AF0    11,412               15,000,000 PRN                  Sole
Cendant Corp                       Convertible     151313AN3     3,480                4,000,000 PRN                  Sole
Charter One Fin Inc                Common          160903100     3,353                   92,700 SH                   Sole
Checkpoint Systems Inc             Convertible     162825AB9     2,860                2,663,000 PRN                  Sole
Chippac Inc                        CL A            169657103     1,479                  198,500 SH                   Sole
Comcast Corp                       CLAASPL         20030N200       135                    4,100 SH                   Sole
Commerce Bancshares Inc            Common          20449H109     1,460                   37,000 SH                   Sole
Continental Airlines               CL B            210795308       113                    7,500 SH                   Sole
Continental Airlines               CL B            210795308     3,108                  205,850 SH                   Sole
Corning Inc                        Convertible     219350AK1    12,565                9,000,000 PRN                  Sole
Costco Companies Inc               Convertible     22160QAC6    70,406               82,472,000 PRN                  Sole
Countrywide Financial Corp         Convertible     222372AE4    14,273               10,800,000 PRN                  Sole
Cypress Semiconductor Corp         Convertible     232806AH2     7,455                5,000,000 PRN                  Sole
Dentsply International Inc         Common          249030107     1,193                   28,000 SH                   Sole
Devon Energy Corporation           Common          25179M103     4,335                   77,000 SH                   Sole
Devon Energy Corporation           Convertible     25179MAA1    13,423               13,000,000 PRN                  Sole
Dobson Communications Corp         Common          256069105       654                   92,310 SH                   Sole
Duke Energy Corp                   Convertible     264399EJ1    14,672               14,000,000 PRN                  Sole
Dura Automotive Systems            CLA             265903104       671                   46,800 SH                   Sole
Durect Corporation                 Convertible     266605AB0     2,233                2,050,000 PRN                  Sole
Dynegy Inc                         CLA             26816Q101     4,090                  951,160 SH                   Sole
Ensco International                Common          26874Q100     4,957                  170,000 SH                   Sole
Eog Resources Inc                  Common          26875P101       857                   19,000 SH                   Sole
Equity Residential                 SHBENINT        29476L107       264                    9,000 SH                   Sole
Exxon Mobil Corporat               Common          30231G102     1,790                   44,000 SH                   Sole
Fairfax Financial Holdings Ltd.    Common          303901102       146                      800 SH                   Sole
Federated Department               Common          31410H101     5,888                  124,000 SH                   Sole
Fedex Corporation                  Common          31428X106     7,631                  113,600 SH                   Sole
First American Corp                Convertible     318522AD1    13,210               12,000,000 PRN                  Sole
First Tennessee Natl               Common          337162101        89                    2,000 SH                   Sole
Fleetwood Enterprises Inc          Common          339099103       859                   70,000 SH                   Sole
Freeport-mcmoran Cop               CLB             35671D857       417                   11,479 SH                   Sole

                                                                                                                   Investmt
     Name of Issuer              Title of Class      CUSIP    Value (x$1000)  Shares/PRN Amount SH/ PRN  Put / Call Dscretn
Gannett Co                         Common          364730101       344                    4,000 SH                   Sole
General Mills Inc                  Convertible     370334AU8    20,044               28,500,000 PRN                  Sole
General Motors Corp                Convertible     370442733   114,331                4,126,600 SH                   Sole
Giant Industries Inc               Common          374508109        37                    3,000 SH                   Sole
Graphic Packaging Co               Common          388688103       421                   92,000 SH                   Sole
Guilford Pharmaceuticals Inc       Convertible     401829AA4     2,809                1,750,000 PRN                  Sole
Hei Inc                            Common          404160103       176                   47,700 SH                   Sole
Hexcel Corp                        Common          428291108       685                   86,700 SH                   Sole
Hibernia Corp                      CLA             428656102     1,021                   44,100 SH                   Sole
Huntington Bancshare               Common          446150104     1,786                   80,000 SH                   Sole
Idt Corp                           Common          448947101       259                   12,000 SH                   Sole
Imclone Systems                    Convertible     45245WAD1    24,724               24,298,000 PRN                  Sole
Inco Ltd                           Convertible     453258AR6     2,361                1,500,000 PRN                  Sole
Ingles Markets Inc                 Common          457030104       432                   41,345 SH                   Sole
Usa Interactive                    Common          45840Q101       114                    3,600 SH                   Sole
Interactivecorp                    WEXP            45840Q127    14,131                  367,613 SH                   Sole
Invitrogen Corporati               Convertible     46185RAB6    37,260               36,000,000 PRN                  Sole
Jds Uniphase Corp                  Common          46612J101        70                   13,750 SH                   Sole
Kb Home                            Common          48666K109     2,402                   35,000 SH                   Sole
Komag Inc                          Common          500453204        28                    2,500 SH                   Sole
Laboratory Corp Of A               Convertible     50540RAC6    22,932               30,850,000 PRN                  Sole
Legg Mason Inc                     Convertible     524901AG0    19,023               27,000,000 PRN                  Sole
Lehman Bros Holdings               Convertible     524908EC0    13,394               13,300,000 PRN                  Sole
Ligand Pharmaceutica               Convertible     53220KAB4     6,793                2,750,000 PRN                  Sole
Lowe's Companies Inc               Convertible     548661CF2     9,738               11,000,000 PRN                  Sole
Mail-well Inc                      Common          560321200       352                   81,800 SH                   Sole
Medtronic Inc                      Convertible     585055AB2    32,106               31,000,000 PRN                  Sole
Meristar Hospitality               Common          58984Y103       199                   29,200 SH                   Sole
Natl Commerce Financ               Common          63545P104       595                   21,000 SH                   Sole
National-oilwell Inc               Common          637071101       252                    9,600 SH                   Sole
Navigant Internation               Convertible     63935RAA6     2,669                2,000,000 PRN                  Sole
Neiman Marcus Group                CLB             640204301        52                    1,000 SH                   Sole
Ny Community Cap Tru               Preferred       64944P307    11,291                  138,900 SH                   Sole
Northwestern Corp                  Common          668074107        72                  381,100 SH                   Sole
Omnicom Group Inc                  Convertible     681919AM8    33,525               33,200,000 PRN                  Sole
Owens-illinois Inc                 Common          690768403       902                   81,300 SH                   Sole
Pmi Group Inc                      Common          69344M101     3,404                   88,200 SH                   Sole
Ppg Industries Inc                 Common          693506107       261                    4,500 SH                   Sole
Park-ohio Holdings Corp            Common          700666100     1,025                  104,497 SH                   Sole
Parker Drilling Co                 Common          701081101       768                  222,000 SH                   Sole
Pathmark Stores Inc                Common          70322A101       562                   71,700 SH                   Sole
Paxson Communication               Convertible     704231604     6,930                      990 SH                   Sole
Paxson Communication               Convertible     704231703     4,102                      586 SH                   Sole
Penn Treaty Amer Corp              Convertible     707874AD5     4,692                4,600,001 PRN                  Sole
Penn Treaty Amer Corp              Convertible     707874AE3     3,743                3,670,000 PRN                  Sole
Performance Food Group             Convertible     713755AA4    21,398               19,160,000 PRN                  Sole
Perini Corp                        Convertible     713839306       713                   25,000 SH                   Sole
Petroleo Brasileiro                ADR             71654V101     9,522                  351,100 SH                   Sole
Petsmart Inc                       Common          716768106       360                   15,400 SH                   Sole
Prentiss Properties                SHBENINT        740706106     1,055                   30,800 SH                   Sole

                                                                                                                   Investmt
     Name of Issuer              Title of Class      CUSIP    Value (x$1000)  Shares/PRN Amount SH/ PRN  Put / Call Dscretn
Regions Financial Co               Common          758940100       669                   18,000 SH                   Sole
Rite Aid Corp                      Convertible     767754BA1    14,065               12,170,000 PRN                  Sole
Royal Caribbean Cruise             Convertible     780153AK8    36,212               68,500,000 PRN                  Sole
Royal Caribbean Cruise             Convertible     780153AM4    55,209               81,500,000 PRN                  Sole
Sba Communications Corp            Common          78388J106        22                    5,000 SH                   Sole
Semco Energy Inc                   Common          78412D109       917                  165,300 SH                   Sole
Shell Trans & Trading Plc          ADR             822703609     7,500                  186,000 SH                   Sole
Standard Pacific Corp              Common          85375C101       482                   10,000 SH                   Sole
Stewart Enterprises                CLA             860370105       118                   18,827 SH                   Sole
Supervalu Inc                      Convertible     868536AP8     2,511                7,500,000 PRN                  Sole
Symantec Corp                      Convertible     871503AB4    40,277               17,500,000 PRN                  Sole
Synagro Technologies               Common          871562203       600                  230,950 SH                   Sole
Syntroleum Corp                    WEXP            871630117        24                    9,100 SH                   Sole
Tcf Financial Corp                 Common          872275102     3,617                   72,000 SH                   Sole
Tenneco Automotive Inc             Common          880349105       553                   52,900 SH                   Sole
Teva Pharmaceut Fin                Convertible     88163XAB1     7,409                5,000,000 PRN                  Sole
Titanium Metals Corp               Common          888339207       137                    2,400 SH                   Sole
Triad Hospitals Inc                Common          89579K109     6,045                  171,000 SH                   Sole
Tribune Co                         Common          896047107     4,358                   82,800 SH                   Sole
Triton Pcs Holdings                CLA             89677M106     1,079                  170,700 SH                   Sole
21st Century Holding Reg Warrants  Common          90136Q118       246                  523,140 SH                   Sole
Usf&g Corporation                  Convertible     903290AD6     7,288                9,025,000 PRN                  Sole
Union Pacific Corp                 Common          907818108     1,859                   29,000 SH                   Sole
United Air Lines                   Corporate Bond  909317BB4       400                1,000,000 PRN                  Sole
Universal Health Services          CLB             913903100     1,162                   21,000 SH                   Sole
Unocal Corp                        Common          915289102     1,484                   40,000 SH                   Sole
Veeco Instruments Inc              Convertible     922417AB6     2,107                2,000,000 PRN                  Sole
Whx Corporation                    Convertible     929248201       854                  170,700 SH                   Sole
Whx Corp                           Convertible     929248300       150                   29,200 SH                   Sole
Washington Mutual Inc              Common          939322103     4,272                   97,500 SH                   Sole
Waste Connections                  Convertible     941053AB6     4,755                4,515,000 PRN                  Sole
Western Gas Resource               Convertible     958259301     2,313                   39,233 SH                   Sole
Whole Foods Market Inc             Convertible     966837ac0    21,116               29,450,000 PRN                  Sole
Wolverine Tube Inc                 Common          978093102       512                   73,800 SH                   Sole
World Airways Inc                  Common          98142H105        12                    3,000 SH                   Sole
Millicom Intl Cellular             Convertible     L6388FAC6     2,968                  433,000 PRN                  Sole
21st Century Holding Company       Corporate Bond  WB0000004     4,125                4,583,333 PRN                  Sole